Consolidated Statements Of Stockholders' Deficit (USD $)	Common Stock [Member]	Additional Paid In Capital [Member]	Treasury Stock [Member]	Accumulated Deficit [Member]	Non-Controlling Interests [Member]	Total
Balances at Sep. 30, 2009	$ 58,048	$ 205,100,477	$ (170,057)	$ (277,838,822)	$ (27,363,392)	$ (100,213,746)
Balances, shares at Sep. 30, 2009	58,048,208
Share-based compensation		482,313				482,313
Cumulative effect of change in accounting principle		(2,154,426)		(752,359)		(2,906,785)
Biovest shares issued in settlement agreement, value		400,000				400,000
Accretion of preferred stock liability				(2,332,505)		(2,332,505)
Net loss for the year				(44,959,034)	(3,251,510)	(48,210,544)
Balances at Sep. 30, 2010	58,048	203,828,364	(170,057)	(325,882,720)	(30,614,902)	(152,781,267)
Balances, shares at Sep. 30, 2010	58,048,208					50,048,208
Reclassification upon dissolution of variable interest entities				3,565,534	(3,565,534)
Biovest warrants issued		1,247,582				1,247,582
Accentia warrants issued		696,049				696,049
Share-based compensation	1,566	16,305,172				16,306,738
Share-based compensation, shares	1,566,000
Reclassification of derivative liability to equity		35,457,696				35,457,696
Reclassification of beneficial conversion feature, Accentia		598,069				598,069
Accentia shares issued on effective date upon the conversion of debt	10,073	13,698,945				13,709,018
Accentia shares issued on effective date upon the conversion of debt, shares	10,072,644
Accentia shares issued upon the conversion of promissory notes	4,030	2,608,736				2,612,766
Accentia shares issued upon the conversion of promissory notes, shares	4,029,221
Accentia shares issued for interest	153	60,556				60,709
Accentia shares issued for interest, shares	153,368
Accentia shares issued for services	56	40,444				40,500
Accentia shares issued for services, shares	56,250
Accentia shares issued in resolution of disputed claims	807	419,834				420,641
Accentia shares issued in resolution of disputed claims, shares	806,843
Accentia warrants issued with financing transaction						696,049
Reclassification of Accentia beneficial conversion feature to equity						598,069
Treasury shares received on effective date			(1,326,360)	8		(1,326,352)
Biovest shares issued on effective date for conversion of debt		6,631,156				6,631,156
Reclassification of Biovest beneficial conversion feature to equity		2,138,789				2,138,789
Biovest shares issued upon the conversion of debt		1,383,724				1,383,724
Biovest shares issued for interest		459,169				459,169
Biovest shares issued upon the conversion of employee stock options		6,000				6,000
Accentia owned Biovest shares tendered in payment of Accentia debt		932,941				932,941
Adjustment to non-controlling interests for change in ownership percentage of majority-owned subsidiary		(25,782,701)			25,782,701
Net loss for the year				(11,553,076)	(4,099,965)	(15,653,041)
Balances at Sep. 30, 2011	74,733	260,730,525	(1,496,417)	(333,870,254)	(12,497,700)	(87,059,113)
Balances, shares at Sep. 30, 2011	74,732,534					73,184,398
Share-based compensation		127,884				127,884
Reclassification of beneficial conversion feature, Accentia		294,117				294,117
Biovest shares issued pursuant to reorganization plan		26,813				26,813
Accentia shares issued upon the conversion of promissory notes	1,853	847,134				848,987
Accentia shares issued upon the conversion of promissory notes, shares	1,853,433
Accentia shares issued for interest	201	65,006				65,207
Accentia shares issued for interest, shares	200,545
Reclassification of Accentia beneficial conversion feature to equity						294,117
Biovest shares issued upon the conversion of debt		271,606				271,606
Biovest shares issued for interest		24,220				24,220
Accentia owned Biovest shares tendered in payment of Accentia debt		324,941				324,941
Adjustment to non-controlling interests for change in ownership percentage of majority-owned subsidiary		9,170			(9,170)
Net loss for the year				1,236,152	(575,651)	660,501
Balances at Dec. 31, 2011	$ 76,787	$ 262,721,416	$ (1,496,417)	$ (332,634,102)	$ (13,082,521)	$ (84,414,837)
Balances, shares at Dec. 31, 2011	76,786,512					75,238,376